Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Provisions
Provisions at beginning of fiscal year	€ 13,290	€ 2,789
Additions	18,012	5,507
Additions through business combination		7,360
Releases	(9,358)	(1,603)
Utilizations	(2,929)	(661)
Currency translation	32	(101)
Provisions at end of fiscal year	19,048	13,290
Dismantling provisions
Provisions
Provisions at beginning of fiscal year	2,305	2,789
Additions	163
Releases		(484)
Currency translation		(101)
Provisions at end of fiscal year	2,468	2,305
Other provisions
Provisions
Provisions at beginning of fiscal year	10,985
Additions	17,849	5,507
Additions through business combination		7,360
Releases	(9,358)	(1,119)
Utilizations	(2,929)	(661)
Currency translation	32
Provisions at end of fiscal year	€ 16,580	€ 10,985